Listing and related expenses (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Listing And Related Expenses
Prepayments of other assets	₨ 108,956	₨ 85,809
Prepaid expense	29,546	29,919
Remaining Prepayments of profit and loss	₨ 23,591	₨ 55,818